Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Tax rate on first HK$2,000 assessable profits	8.25%	8.25%	8.25%
Tax rate on over HK$2,000 assessable profits	16.50%	16.50%	16.50%